INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, corporate bonds (Details)	Feb. 14, 2020 USD ($) tranche	Apr. 05, 2019 USD ($) multiple installment	Mar. 31, 2015 USD ($)	Jun. 30, 2020 USD ($)	Jun. 18, 2020 USD ($) installment	Feb. 19, 2020 USD ($) installment	Apr. 04, 2019 USD ($) installment
Borrowings:
Capital owned				$ 10,400,000
Issuance of public corporate bonds
Borrowings:
Amount approved for issuance			$ 40,000,000
Notional amount							$ 16,000,000
Term			5 years
Series I Inversiones Odisea
Borrowings:
Notional amount							$ 13,000,000
Nominal interest rate (as a percent)							10.55%
Number of installments | installment							4
Percentage of installment payment to principal amount issued							25.00%
Capital owned				6,500,000
Series II Compas Latam High Yield
Borrowings:
Notional amount		$ 3,000,000
Nominal interest rate (as a percent)		10.55%
Number of installments | installment		4
Percentage of installment payment to principal amount issued		25.00%
Capital owned				$ 1,500,000
Series II Compas Latam High Yield | Rizobacter Argentina S.A
Borrowings:
Net Debt to EBITDA ratio must be less than | multiple		3
Series II Compas Latam High Yield | Rizobacter Argentina S.A | Year 2019
Borrowings:
EBITDA to interest ratio | multiple		2
Liabilities to assets ratio | multiple		0.825
Series II Compas Latam High Yield | Rizobacter Argentina S.A | Year 2020
Borrowings:
EBITDA to interest ratio | multiple		2
Liabilities to assets ratio | multiple		0.8
Series II Compas Latam High Yield | Rizobacter Argentina S.A | Year 2021
Borrowings:
EBITDA to interest ratio | multiple		2
Liabilities to assets ratio | multiple		0.8
Series II Compas Latam High Yield | RASA Holding, LLC | Rizobacter Argentina S.A
Borrowings:
Percentage of shares pledged		10.00%
Series II Compas Latam High Yield | Real estates
Borrowings:
Property, plant and equipment, pledged as security		$ 16,000,000
Series II
Borrowings:
Notional amount	$ 7,600,000
Number of tranches | tranche	2
Series II Class A
Borrowings:
Notional amount						$ 3,338,830
Nominal interest rate (as a percent)						10.50%
Initial exchange rate						61.24
Number of installments | installment						1
Percentage of installment payment to principal amount issued						100.00%
Series II Class B
Borrowings:
Notional amount						$ 4,281,581
Nominal interest rate (as a percent)						9.50%
Initial exchange rate						61.24
Number of installments | installment						1
Percentage of installment payment to principal amount issued						100.00%
Series III
Borrowings:
Notional amount					$ 15,000,000
Nominal interest rate (as a percent)					4.73%
Initial exchange rate					69.24
Number of installments | installment					1